Equity - Assumptions used to Value the Performance-Vested Restricted Stock Units (Details) - PVRSUs	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation assumptions:
Expected volatility	69.80%	59.60%	61.80%
Risk-free interest rate	1.40%	2.50%	2.31%